Note 8 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) (Parentheticals)	Dec. 31, 2018	Dec. 31, 2017
Unrealized foreign exchange on European-focused senior convertible unsecured 6.5% convertible bonds and 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%
Borrowings, interest rate	6.50%	6.50%
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%	8.75%
Borrowings, interest rate	8.75%	8.75%
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%
Borrowings, interest rate	6.50%	6.50%